Trade receivables and contract assets	12 Months Ended
Dec. 31, 2024
Trade receivables and contract assets
Trade receivables and contract assets

Note 16. Trade receivables and contract assets

The following table represents the composition of trade receivables:

Trade receivables	As of December 31,
in €‘000	2024	2023
Trade receivables	88,719	80,861
Allowance for expected credit losses	(11,613)	(9,615)
Total	77,106	71,246

The following table represents the composition of contract assets:

Contract assets	As of December 31,
in €‘000	2024	2023
Contract assets	94,686	61,220
Allowance for expected credit losses	(1,124)	(351)
Total	93,562	60,869

The increase in the contract assets is related to new and expanded services rendered to customers.

The movement in the allowance for expected credit loss (“ECL”) in respect of trade receivables and contract assets during the year are as follows:

in €‘000	2024	2023
Balance as of January 1,	(9,966)	(5,620)
Provision for expected credit losses	(7,402)	(7,160)
Net amounts recovered	1,086	183
Write-offs	3,674	2,559
Other	(129)	72
Balance as of December 31,	(12,737)	(9,966)